Unit-Based Compensation and Other Benefit Plans (Details) (USD $)	12 Months Ended															1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 General and Administrative Expenses [Member]	Dec. 31, 2010 General and Administrative Expenses [Member]	Dec. 31, 2009 General and Administrative Expenses [Member]	Dec. 31, 2011 Lease Operating Expense [Member]	Dec. 31, 2010 Lease Operating Expense [Member]	Dec. 31, 2009 Lease Operating Expense [Member]	Dec. 31, 2011 Unit Options [Member]	Dec. 31, 2010 Unit Options [Member]	Dec. 31, 2009 Unit Options [Member]	Dec. 31, 2011 Unit Options [Member] Nonemployee [Member]	Dec. 31, 2007 Unit Options [Member] Nonemployee [Member]	Dec. 31, 2011 Phantom Units [Member]	Jan. 31, 2012 Restricted Units [Member]	Dec. 31, 2011 Restricted Units [Member]	Dec. 31, 2010 Restricted Units [Member]	Dec. 31, 2009 Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period (in years)										three							three
Unit options contractual life (in years)										ten
Number of shares available for grant (in units)	5,200,000																12,200,000
Phantom units issued and outstanding (in units)															36,784
Units authorized for issuance (in units)	1,400,000
Units reserved for future issuance (in units)	5,200,000																12,200,000
Restricted/Unrestricted Nonvested Units [Roll Forward]
Nonvested units, beginning (in units)	1,859,662	1,451,556
Granted (in units)	1,110,502															913,663
Vested (in units)	(651,760)
Forfeited (in units)	(50,636)
Nonvested units, ending (in units)	1,859,662	1,451,556
Outstanding, beginning (in dollars per unit)	$ 31.54	$ 21.16
Granted (in dollars per unit)	$ 38.54	$ 25.89	$ 16.11
Vested (in dollars per unit)	$ 20.22
Forfeited (in dollars per unit)	$ 33.32
Outstanding, ending (in dollars per unit)	$ 31.54	$ 21.16
Restricted/Unrestricted Units [Abstract]
Unrecognized compensation cost										$ 4,000							$ 38,000,000
Unrecognized compensation cost recognition period (in years)																	1.5
Fair value of units vested																	13,000,000	14,000,000	11,000,000
Unit Options Activity [Roll Forward]
Outstanding, beginning (in units)										1,409,993	1,720,393
Exercised (in units)										(310,400)
Outstanding, ending (in units)										1,409,993	1,720,393
Exercisable (in units)										1,282,526
Weighted Average Exercise Price Per Unit [Abstract]
Outstanding, beginning (in dollars per unit)										$ 22.14	$ 22.48
Exercised (in dollars per unit)										$ 23.99
Outstanding, ending (in dollars per unit)										$ 22.14	$ 22.48
Exercisable (in dollars per unit)										$ 22.76
Weighted Average Grant Date Fair Value Per Unit [Abstract]
Outstanding, beginning (in dollars per unit)										$ 2.87	$ 3.05
Exercised (in dollars per unit)										$ 3.83
Outstanding, ending (in dollars per unit)	$ 31.54	$ 21.16
Exercisable (in dollars per unit)										$ 3.11
Weighted Average Remaining Contractual Life in Years [Abstract]
Outstanding, beginning (in years)										5.83	6.71
Outstanding, ending (in years)										5.83	6.71
Exercisable (in years)										5.70
Change in Unit Options and Unit Options Outstanding [Abstract]
Weighted average grant date fair value of options granted (in dollars per unit)												$ 0.55
Intrinsic value of options exercised										5,000,000	2,000,000	124,000
Proceeds from exercise of stock options										7,000,000
Intrinsic value of exercisable unit options										19,000,000
Intrinsic value of outstanding unit options	22,000,000
Fair value of options vested										500,000	1,000,000	2,000,000
Expected volatility (in hundredths)												30.59%
Expected distributions, minimum (in hundredths)												15.80%
Expected distributions, maximum (in hundredths)												16.79%
Risk free interest rate, minimum (in hundredths)												1.24%
Risk free interest rate, maximum (in hundredths)												1.91%
Expected term (in years)			5
Restricted units granted to employees (in shares)	1,110,502															913,663
Nonemployee Grants [Abstract]
Unit warrants granted (in units)														150,000
Exercise price of unit warrants (in dollars per unit)													$ 25.50
Unit warrants contractual term (in years)													10
Defined Contribution Plan [Abstract]
Entity's matching contribution (in hundredths)	100.00%	100.00%	100.00%
Participant's eligible contribution, (in hundredths)	6.00%	6.00%	4.00%
Contribution to 401 (k) defined contribution plan	4,000,000	3,000,000	2,000,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	22,243,000	13,792,000	15,089,000	21,131,000	13,450,000	14,743,000	1,112,000	342,000	346,000
Income tax benefit	$ 8,219,000	$ 5,096,000	$ 5,968,000